UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      JL Advisors, LLC
           -----------------------------------------------------
Address:   400 Madison Avenue, 5th Floor
           New York, NY 10017
           -----------------------------------------------------

Form 13F File Number: 28-5227
                      -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Michael Lewittes
        -------------------------
Title:  Managing Member
        -------------------------
Phone:  (212) 593-2729
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Michael Lewittes                   New York, NY
--------------------                   ------------                   ----------
    [Signature]                        [City, State]                    [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           41
                                         -----------
Form 13F Information Table Value Total:   $1,568,953
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


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
                                                FORM 13F INFORMATION TABLE

                                                            VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------- ------ ----
ADVANCED MEDICAL OPTICS INC    COM              00763M108    39899 1003736 SH       SOLE             1003736      0    0
ANNTAYLOR STORES CORP          COM              036115103    13815  568967 SH       SOLE              568967      0    0
BORDERS GROUP INC              COM              099709107    50090 1979049 SH       SOLE             1979049      0    0
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109    16100  500000 SH       SOLE              500000      0    0
CADBURY SCHWEPPES PLC          ADR              127209302    19165  500000 SH       SOLE              500000      0    0
CBRL GROUP INC                 COM              12489V106    38750  997176 SH       SOLE              997176      0    0
CIMAREX ENERGY INC             COM              171798101    17338  445604 SH       SOLE              445604      0    0
CKX INC                        COM              12562M106    11194  869778 SH       SOLE              869778      0    0
COCA COLA ENTERPRISES INC      COM              191219104   111091 5047306 SH       SOLE             5047306      0    0
COLLECTORS UNIVERSE INC        COM NEW          19421R200     2555  145811 SH       SOLE              145811      0    0
CONSOL ENERGY INC              COM              20854P109    19587  365573 SH       SOLE              365573      0    0
CVS CORP                       COM              126650100   103278 3552741 SH       SOLE             3552741      0    0
ENDO PHARMACEUTICALS HLDGS I   CALL             29264F905      272   58500     CALL SOLE               58500      0    0
ENDO PHARMACEUTICALS HLDGS I   COM              29264F205    19963  759641 SH       SOLE              759641      0    0
FIDELITY NATL FINL INC         COM              316326107    33356  934595 SH       SOLE              934595      0    0
FOOT LOCKER INC                COM              344849104    41482 1523949 SH       SOLE             1523949      0    0
FORTUNE BRANDS INC             COM              349631101    24129  271718 SH       SOLE              271718      0    0
GREAT ATLANTIC & PAC TEA INC   COM              390064103    31710 1091175 SH       SOLE             1091175      0    0
GUIDANT CORP                   CALL             401698905      860  100000     CALL SOLE              100000      0    0
HARRAHS ENTMT INC              COM              413619107    77350 1073264 SH       SOLE             1073264      0    0
HERBALIFE LTD                  COM USD SHS      G4412G101    10805  500000 SH       SOLE              500000      0    0
HILTON HOTELS CORP             COM              432848109    81560 3419698 SH       SOLE             3419698      0    0
IVAX CORP                      COM              465823102    18387  855200 SH       SOLE              855200      0    0
KERR MCGEE CORP                COM              492386107    78906 1034016 SH       SOLE             1034016      0    0
LAIDLAW INTL INC               COM              50730R102     5747  238466 SH       SOLE              238466      0    0
NIKE INC                       CALL             654106903      825  355000     CALL SOLE              355000      0    0
NORANDA INC                    COM              655422103    15577  900423 SH       SOLE              900423      0    0
NRG ENERGY INC                 COM NEW          629377508    33970  903449 SH       SOLE              903449      0    0
OFFICE DEPOT INC               COM              676220106   159906 7001127 SH       SOLE             7001127      0    0
OWENS ILL INC                  COM NEW          690768403    44780 1787620 SH       SOLE             1787620      0    0
PHH CORP                       COM NEW          693320202    14167  550813 SH       SOLE              550813      0    0
PRECISION DRILLING CORP        COM              74022D100    91035 2305848 SH       SOLE             2305848      0    0
PRIDE INTL INC DEL             COM              74153Q102     6425  250000 SH       SOLE              250000      0    0
RCN CORP                       COM NEW          749361200    11817  511800 SH       SOLE              511800      0    0
RELIANT ENERGY INC             COM              75952B105    20776 1678182 SH       SOLE             1678182      0    0
SAKS INC                       COM              79377W108    58344 3075600 SH       SOLE             3075600      0    0
SEARS HLDGS CORP               COM              812350106    83254  555510 SH       SOLE              555510      0    0
SPECTRUM BRANDS INC            COM              84762L105    72889 2208766 SH       SOLE             2208766      0    0
SPRINT CORP                    COM FON          852061100    74161 2955800 SH       SOLE             2955800      0    0
SYNAGRO TECHNOLOGIES INC       COM NEW          871562203     3105  642877 SH       SOLE              642877      0    0
WET SEAL INC                   CL A             961840105    10533 1546765 SH       SOLE             1546765      0    0
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